Revenues and Other Income (Details) - Schedule of Concentration Analysis of the Revenue - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues and Other Income (Details) - Schedule of Concentration Analysis of the Revenue [Line Items]
Percentage of concentration analysis of the revenue	100.00%	100.00%
Customer A [Member]
Revenues and Other Income (Details) - Schedule of Concentration Analysis of the Revenue [Line Items]
Percentage of concentration analysis of the revenue	19.00%	20.00%
Customer B [Member]
Revenues and Other Income (Details) - Schedule of Concentration Analysis of the Revenue [Line Items]
Percentage of concentration analysis of the revenue	19.00%	17.00%
Customer C [Member]
Revenues and Other Income (Details) - Schedule of Concentration Analysis of the Revenue [Line Items]
Percentage of concentration analysis of the revenue	11.00%	11.00%
Customer D [Member]
Revenues and Other Income (Details) - Schedule of Concentration Analysis of the Revenue [Line Items]
Percentage of concentration analysis of the revenue	10.00%	11.00%
Customer E [Member]
Revenues and Other Income (Details) - Schedule of Concentration Analysis of the Revenue [Line Items]
Percentage of concentration analysis of the revenue	10.00%	10.00%
Customer F [Member]
Revenues and Other Income (Details) - Schedule of Concentration Analysis of the Revenue [Line Items]
Percentage of concentration analysis of the revenue	8.00%	8.00%
Others [Member]
Revenues and Other Income (Details) - Schedule of Concentration Analysis of the Revenue [Line Items]
Percentage of concentration analysis of the revenue	23.00%	23.00%